Other Expense - Schedule of Unrecognized Tax Benefits (Details) $ in Thousands	9 Months Ended
Sep. 30, 2017 USD ($)
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance of unrecognized tax benefits as at January 1	$ 12,882
Increases for positions related to the current period	4,291
Changes for positions taken in prior periods	1,499
Decreases related to statute of limitations	(201)
Balance of unrecognized tax benefits as at September 30	$ 18,471